Income Taxes - Summary of Components of Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 111,696	$ 105,609
Research and other credits	12,001	10,995
Capitalized research and development expenses	132	456
Deferred revenue	1,045	516
Stock-based compensation	9,605	9,402
Other	3,645	3,967
Total deferred tax assets	138,124	130,945
Valuation allowance for deferred tax assets	(138,124)	(130,945)
Deferred tax liabilities-Intangibles	(397)	(405)
Net deferred tax assets and liabilities	$ (397)	$ (405)